NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of net revenues	Net revenues are as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Cars and spare parts	3,573,119	2,835,170	2,925,721
Engines	189,432	150,655	198,308
Sponsorship, commercial and brand	430,579	390,002	538,238
Other	77,764	83,963	104,348
Total net revenues	4,270,894	3,459,790	3,766,615